Lease - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity of Lease Liabilities [Abstract]
FY2025	$ 14,846
Total future minimum lease payments	14,846
Less: imputed interest	(76)
Present value of lease liabilities	$ 14,770	$ 191,895	$ 20,000.00